Accumulated Other Comprehensive Income - Changes in Accumulated Other Comprehensive Income by Component, Net of Tax (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	¥ 12,184,915		¥ 6,343,439
Other comprehensive income/(loss) before reclassification	(305,862)		(379,102)
Amounts reclassified from accumulated other comprehensive income	6,583		0
Total other comprehensive income (loss), net of tax	(299,279)	$ (42,647)	(379,102)
Other comprehensive loss/(income) attributable to noncontrolling interests and redeemable noncontrolling interests	224		(693)
Balances	13,278,660	1,892,195	11,345,903
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	1,722,931		1,886,971
Other comprehensive income/(loss) before reclassification	(248,331)		(379,755)
Amounts reclassified from accumulated other comprehensive income	0		0
Total other comprehensive income (loss), net of tax	(248,331)		(379,755)
Other comprehensive loss/(income) attributable to noncontrolling interests and redeemable noncontrolling interests	224		(693)
Balances	1,474,824	210,161	1,506,523
Unrealized Gains/(Losses) on Available-for-Sale Debt Securities
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	(34,884)		(23,517)
Other comprehensive income/(loss) before reclassification	(57,531)		653
Amounts reclassified from accumulated other comprehensive income	6,583		0
Total other comprehensive income (loss), net of tax	(50,948)		653
Other comprehensive loss/(income) attributable to noncontrolling interests and redeemable noncontrolling interests	0		0
Balances	(85,832)	(12,231)	(22,864)
AOCI Attributable to Parent
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	1,688,047		1,863,454
Total other comprehensive income (loss), net of tax	(299,055)		(379,795)
Balances	¥ 1,388,992	$ 197,930	¥ 1,483,659